Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Chief Executive Officer and our other NEOs and certain financial performance of the Company for each of Fiscal 2025, the fiscal year ended December 31, 2025 and the fiscal year ended December 31, 2024.

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)
2025	$4,774,660	$4,801,325	$2,024,392	$2,059,945	$118	$75,324
2024	$2,097,689	$2,141,803	$1,282,999	$1,313,317	$105	$(15,920)
2023	$1,659,222	$265,813	$918,936	$(125,099)	$19	$5,088

____________

(1)      Amounts represent compensation actually paid to the following persons: (a) for 2025 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; (b) for 2024 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; and (c) for 2023 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer. As determined under SEC rules, the amounts reported in the “Compensation Actually Paid to CEO” and “Compensation Actually Paid to other NEOs” columns do not reflect the actual compensation paid to or realized by our Chief Executive Officer or our other NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See “Summary Compensation Table” above for certain other compensation of our Chief Executive Officer and our other NEOs for each applicable fiscal year.

Compensation actually paid to our Chief Executive Officer represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2025	2024	2023
Total Compensation in the Summary Compensation Table	$4,774,660	$2,097,689	$1,659,222
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(3,709,269)	$(1,224,760)	$(904,920)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$—	$—	$—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(1)	$3,039,924	$872,006	$483,368
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	$735,970	$382,364	$656,078
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	$57,294	$8,752	$(768,999)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	$(97,254)	$5,753	$(858,935)
Total Adjustments	$26,665	$44,114	$(1,393,409)
Compensation Actually Paid to the CEO	$4,801,325	$2,141,803	$265,813

____________

(1)      All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.

Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2025	2024	2023
Average Total Compensation in the Summary Compensation Table	$2,024,392	$1,282,999	$918,936
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(1,352,549)	$(780,045)	$(456,100)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$—	$—	$—
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(2)	$1,129,060	$527,963	$401,363
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	$262,954	$270,527	$87,885
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	$39,819	$8,523	$(812,057)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	$(43,731)	$3,351	$(265,125)
Total Adjustments	$35,553	$30,319	$(1,044,035)
Compensation Actually Paid to the Other Named Executive Officers	$2,059,945	$1,313,317	$(125,099)

PEO Total Compensation Amount		$ 4,774,660	$ 2,097,689	$ 1,659,222
PEO Actually Paid Compensation Amount	[1]	4,801,325	2,141,803	265,813
Non-PEO NEO Average Total Compensation Amount		2,024,392	1,282,999	918,936
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 2,059,945	1,313,317	(125,099)
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 118	105	19
Net Income (Loss)		$ 75,324	$ (15,920)	$ 5,088
PEO Name		Mr. Nadav Kidron	Mr. Nadav Kidron	Mr. Nadav Kidron
PEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,709,269)	$ (1,224,760)	$ (904,920)
PEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	3,039,924	872,006	483,368
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	735,970	382,364	656,078
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,294	8,752	(768,999)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(97,254)	5,753	(858,935)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,665	44,114	(1,393,409)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,352,549)	(780,045)	(456,100)
Non-PEO NEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,129,060	527,963	401,363
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		262,954	270,527	87,885
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		39,819	8,523	(812,057)
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(43,731)	3,351	(265,125)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 35,553	$ 30,319	$ (1,044,035)

[1]	Amounts represent compensation actually paid to the following persons: (a) for 2025 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; (b) for 2024 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; and (c) for 2023 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer. As determined under SEC rules, the amounts reported in the “Compensation Actually Paid to CEO” and “Compensation Actually Paid to other NEOs” columns do not reflect the actual compensation paid to or realized by our Chief Executive Officer or our other NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See “Summary Compensation Table” above for certain other compensation of our Chief Executive Officer and our other NEOs for each applicable fiscal year.
[2]	All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.